Description of Business - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ (10,171)	$ (8,284)	$ (36,461)	$ (39,661)
Operating cash flow deficit	(11,200)		(19,700)
Cash and cash equivalents	204,535		140,275	60,981
Accumulated deficit	$ (366,882)		$ (356,711)	$ (320,250)